Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of subsidiaries [line items]
Current assets	₩ 7,958,839	₩ 6,201,799
Non-current assets	34,410,272	27,226,870
Current liabilities	(6,847,557)	(7,109,123)
Non-current liabilities	(13,172,304)	(8,290,351)
Carrying amount of non-controlling interests	(121,572)	187,056		₩ 187,056
Revenue	16,945,910	17,552,010	₩ 17,158,364
Loss for the year	3,131,988	2,657,595	1,660,101
Total comprehensive income (loss)	2,990,404	2,656,582	1,412,770
Loss attributable to non-controlling interests	4,101	57,766	(15,866)
Net cash provided by (used in) operating activities	4,332,580	3,855,820	4,243,168
Net cash provided by (used in) investing activities	(4,047,725)	(3,070,607)	(2,462,208)
Net cash provided by (used in) financing activities	₩ (238,313)	₩ (826,618)	(1,044,829)
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	41.00%	41.00%
Current assets	₩ 118	₩ 625
Non-current assets	147,573	250,122
Current liabilities	(20,873)	(35,900)
Net assets	126,818	214,847
Net assets on the consolidated financial statements	126,818
Carrying amount of non-controlling interests	51,995	88,087
Loss for the year	58,584	196,250
Profit (Loss) for the year on the consolidated financial statements	58,584
Total comprehensive income (loss)	27,773	201,693
Loss attributable to non-controlling interests	24,019	80,463
Net cash provided by (used in) operating activities	115,566	(7)
Net cash provided by (used in) investing activities	600	(600)
Net cash provided by (used in) financing activities	(116,150)
Net increase (decrease) in cash and cash equivalents	16	₩ (607)
Dividend paid to non-controlling interests during the year ended December 31, 2018	₩ 36,178
Iriver Limted [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	47.36%	54.10%
Current assets	₩ 150,199	₩ 74,873
Non-current assets	54,465	56,005
Current liabilities	(42,142)	(9,563)
Non-current liabilities	(2,663)	(7,641)
Net assets	159,859	113,674
Net assets on the consolidated financial statements	159,859
Carrying amount of non-controlling interests	76,204	63,382
Revenue	137,849	69,452	52,328
Loss for the year	(21,314)	(14,092)	₩ (9,987)
Profit (Loss) for the year on the consolidated financial statements	(21,314)
Total comprehensive income (loss)	(21,125)	(14,278)
Loss attributable to non-controlling interests	(10,094)	(7,438)
Net cash provided by (used in) operating activities	13,635	(7,553)
Net cash provided by (used in) investing activities	(10,169)	(45,002)
Net cash provided by (used in) financing activities	69,267	64,571
Net increase (decrease) in cash and cash equivalents	72,733	12,016
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			35.46%
Current assets			₩ 81,806
Non-current assets			46,427
Current liabilities			(30,098)
Non-current liabilities			(1,494)
Net assets			96,641
Carrying amount of non-controlling interests			34,265
Revenue	41,604	47,546	58,154
Loss for the year	₩ (10,323)	₩ (35,454)	(20,411)
Total comprehensive income (loss)			20,841
Loss attributable to non-controlling interests			7,240
Net cash provided by (used in) operating activities			(4,891)
Net cash provided by (used in) investing activities			3,625
Net increase (decrease) in cash and cash equivalents			₩ (1,266)
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	34.46%	34.46%	34.46%
Current assets	₩ 92,844	₩ 76,810	₩ 90,414
Non-current assets	23,872	28,081	43,793
Current liabilities	(63,440)	(38,547)	(40,969)
Non-current liabilities	(2,450)	(1,327)	(769)
Net assets	50,826	65,017	92,469
Net assets on the consolidated financial statements	50,826
Carrying amount of non-controlling interests	17,711	22,405	31,863
Revenue	110,284	115,596	106,809
Loss for the year	(13,903)	(27,254)	(22,161)
Profit (Loss) for the year on the consolidated financial statements	(13,903)
Total comprehensive income (loss)	(14,386)	(27,452)	22,402
Loss attributable to non-controlling interests	(4,791)	(9,392)	6,772
Net cash provided by (used in) operating activities	7,181	13,912	(4,447)
Net cash provided by (used in) investing activities	(11,482)	(2,000)	(20,796)
Net cash provided by (used in) financing activities	5	(7)	51,426
Net increase (decrease) in cash and cash equivalents	₩ (4,296)	₩ 11,905	₩ 26,183
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	18.19%
Current assets	₩ 923,153
Non-current assets	122,793
Current liabilities	(486,391)
Non-current liabilities	(9,516)
Net assets	550,039
Fair value adjustment and others	(23,191)
Net assets on the consolidated financial statements	526,848
Carrying amount of non-controlling interests	95,811
Revenue	228,000
Loss for the year	(9,507)
Depreciation of the fair value adjustment and others	(161)
Profit (Loss) for the year on the consolidated financial statements	(9,668)
Total comprehensive income (loss)	(8,897)
Loss attributable to non-controlling interests	(1,758)
Net cash provided by (used in) operating activities	(69,347)
Net cash provided by (used in) investing activities	(470,211)
Net cash provided by (used in) financing activities	494,923
Net increase (decrease) in cash and cash equivalents	₩ (44,635)
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	45.00%
Current assets	₩ 124,091
Non-current assets	2,487,747
Current liabilities	(243,064)
Non-current liabilities	(2,018,392)
Net assets	350,382
Fair value adjustment and others	(1,216,347)
Net assets on the consolidated financial statements	(865,965)
Carrying amount of non-controlling interests	(389,684)
Revenue	197,487
Loss for the year	6,038
Depreciation of the fair value adjustment and others	(2,954)
Profit (Loss) for the year on the consolidated financial statements	3,084
Total comprehensive income (loss)	(991)
Loss attributable to non-controlling interests	1,387
Net cash provided by (used in) operating activities	(23,451)
Net cash provided by (used in) investing activities	(139,430)
Net cash provided by (used in) financing activities	124,076
Net increase (decrease) in cash and cash equivalents	₩ (38,805)